Bahl & Gaynor Income Growth ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 7.1%
Darden Restaurants, Inc.	211,549	$41,472,066
Garmin Ltd.	123,751	28,711,470
Home Depot, Inc.	124,771	41,035,934
McDonald's Corp.	108,347	33,673,164
		144,892,634

Consumer Staples - 7.2%
British American Tobacco PLC - ADR	237,866	13,908,025
Mondelez International, Inc. - Class A	633,239	36,499,896
PepsiCo, Inc.	193,487	30,046,596
Philip Morris International, Inc.	182,946	30,248,292
Procter & Gamble Co.	246,189	35,559,539
		146,262,348

Energy - 13.8%
Chevron Corp.	283,790	58,716,151
Exxon Mobil Corp.	352,551	59,813,803
Kinder Morgan, Inc.	671,918	22,529,410
ONEOK, Inc.	209,450	18,932,185
Targa Resources Corp.	197,942	49,629,998
Williams Cos., Inc.	974,124	70,896,745
		280,518,292

Financials - 13.8%
Apollo Global Management, Inc.	242,125	26,977,567
CME Group, Inc.	112,882	33,339,699
Hartford Insurance Group, Inc.	253,101	34,226,848
JPMorgan Chase & Co.	198,470	58,381,935
PNC Financial Services Group, Inc.	264,909	55,124,914
Travelers Cos., Inc.	246,945	72,028,918
		280,079,881

Health Care - 15.4%
AbbVie, Inc.	308,234	67,037,813
Eli Lilly & Co.	81,803	75,239,945
Johnson & Johnson	507,099	123,955,280
UnitedHealth Group, Inc.	178,416	48,277,585
		314,510,623

Industrials - 11.5%
Automatic Data Processing, Inc.	147,547	29,978,600
Cummins, Inc.	18,411	9,905,486
Eaton Corp. PLC	83,269	29,782,823
Fastenal Co.	651,179	30,214,706
General Dynamics Corp.	150,483	51,648,775
Illinois Tool Works, Inc.	91,420	23,795,712
Lockheed Martin Corp.	21,942	13,261,525
RTX Corp.	163,449	31,529,312
Union Pacific Corp.	56,226	13,641,552
		233,758,491

Information Technology - 18.7%
Accenture PLC - Class A	137,834	27,331,104
Broadcom, Inc.	310,562	96,122,045
Cisco Systems, Inc.	530,787	41,183,763
Corning, Inc.	220,934	30,040,396
Microsoft Corp.	201,138	74,455,253
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	187,999	63,534,262
TE Connectivity PLC	182,362	38,117,305
Texas Instruments, Inc.	48,754	9,465,102
		380,249,230

Materials - 0.6%
Linde PLC	25,272	12,528,847

Real Estate - 3.1%
AvalonBay Communities, Inc.	171,168	27,960,293
VICI Properties, Inc.	1,288,951	35,214,141
		63,174,434

Utilities - 8.3%
NextEra Energy, Inc.	695,052	64,556,430
PPL Corp.	980,216	37,444,251
Sempra	379,400	36,866,298
WEC Energy Group, Inc.	259,851	30,082,950
		168,949,929
TOTAL COMMON STOCKS (Cost $1,451,475,463)		2,024,924,709

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.7%	Par	Value
3.60%, 06/25/2026 (a)	$141,000	139,807
3.56%, 07/02/2026 (a)	15,103,000	14,964,053
TOTAL U.S. TREASURY BILLS (Cost $15,106,548)		15,103,860

TOTAL INVESTMENTS - 100.2% (Cost $1,466,582,011)		2,040,028,569
Liabilities in Excess of Other Assets - (0.2)%		(4,546,285)
TOTAL NET ASSETS - 100.0%		$2,035,482,284

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Bahl & Gaynor Income Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,024,924,709	$–	$–	$2,024,924,709
U.S. Treasury Bills	–	15,103,860	–	15,103,860
Total Investments	$2,024,924,709	$15,103,860	$–	$2,040,028,569

Refer to the Schedule of Investments for further disaggregation of investment categories.